UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION

                         WASHINGTON, DC  20549

                              FORM 12B-25

                      NOTIFICATION OF LATE FILING

       (Check One):  [ ] Form 10-KSB [ ] Form 20-F [ ] Form 11-K
             [X] Form 10-QSB [ [ Form N-SAR [ ] Form N-CSR

                 For Period Ended:  February 29, 2004

                 [ ] Transition Report on Form 10-KSB
                  [ ] Transition Report on Form 20-F
                  [ ] Transition Report on Form 11-K
                 [ ] Transition Report on Form 10-QSB
                  [ ] Transition Report on Form N=SAR

       For the Transition Period Ended:  ______________________

 Read attached instruction sheet before preparing form.  Please print or type.

 NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION
                     HAS VERIFIED ANY INFORMATION
                           CONTAINED HEREIN.

   If the notification related to the portion of the filing checked above, identify
            the Item(s) to which the notification related:

                                PART I
                        REGISTRANT INFORMATION

Waterloo Ventures Inc.
Full Name of Registrant

Former Name If Applicable

111 Presidential Boulevard, Suite 158
Address of Principal Executive Office (Street and Number)

Bala Cynwyd, Pennsylvania  19004
City, State and Zip Code
                                PART II
                        RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-QSB, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                               PART III
                               NARRATIVE

State below in reasonable detail the reasons why Forms 10-KSB, 20-F, 11-K, 10-QSB, N-SAR or N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach extra sheets if needed)

The Registrant recently experienced a change in control. For this reason the Registrant was unable to timely file its Form 10-QSB for the period ended February 29, 2004 (the "10-QSB") due to delays it experienced in gathering certain financial and other information necessary to be included in the 10-QSB.

                                PART IV
                           OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

                     Cecile T. Coady, 610-771-0234
(Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s) [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof [ ] Yes [X] No.

If so, attach an explanation of the anticipated change both narratively and quantitatively, and if, appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                        Waterloo Ventures, Inc.

             (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto authorized.

Dated:  April 15, 2004                  By: /s/ Cecile T. Coady
                                          Cecile T. Coady
                                          President


INSTRUCTIONS: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                               ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL
CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).